Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Receivables [Abstract]
Schedule of other receivables
	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Due from related parties (Note 20)	$97,514	$92,112
Advance to employees	47,078	12,020
Total	$144,592	$104,132

	31 December
	2018	2017
Amount due from related parties (Note 19)	$92,112	$92,961
Advance to employees	12,020	15,888
Others	-	1,048
Other receivables	$104,132	$109,897